19. EMPLOYEES BENEFITS (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) Number
FAF [Member]
Disclosure of defined benefit plans [line items]
2021	R$ 183,771
2022	194,992
2023	204,958
2024	211,397
2025	218,510
2026 to 2030	R$ 1,219,130
Weighted average duration - in years | Number	13.50
Plans II [Member]
Disclosure of defined benefit plans [line items]
2021	R$ 1,617
2022	1,658
2023	1,700
2024	1,740
2025	1,778
2026 to 2030	R$ 9,380
Weighted average duration - in years | Number	9.78